N-2	Oct. 13, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001794776
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Entity Registrant Name	Palmer Square Capital BDC Inc.
Entity Address, Address Line One	1900 Shawnee Mission Parkway
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Mission Woods
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
City Area Code	(816)
Local Phone Number	994-3200
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses (as a percentage of offering price):

Sales load

0.00

%(1)

Offering expenses

0.00

%(2)

Dividend reinvestment plan expenses

0.00

%(3)

Total stockholder transaction expenses

0.00

%

Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Annual Expenses [Table Text Block]

Estimated annual expenses (as a percentage of net assets attributable to common stock):

Base management fee

1.75

%(4)

Incentive fees payable under the Investment Advisory Agreement (12.5% of net investment income)

1.64

%(5)

Interest payments on borrowed funds

10.02

%(6)

Other expenses

0.56

%(7)

Total annual expenses (estimated)

13.97

%

Management Fees [Percent]	1.75%	[2]
Interest Expenses on Borrowings [Percent]	10.02%	[3]
Incentive Fees [Percent]	1.64%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.56%	[5]
Total Annual Expenses [Percent]	13.97%
Expense Example, Year 01	$ 123
Expense Example, Years 1 to 3	343
Expense Example, Years 1 to 5	532
Expense Example, Years 1 to 10	$ 896
Acquired Fund Fees Estimated, Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the fees and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “annual expenses” are based on estimated amounts for our current fiscal year and assume that we issue              shares of common stock in the offering, based on an offering price equal to $             (the mid-point of the estimated initial public offering price range). The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or that “we” will pay fees or expenses, our stockholders will indirectly bear such fees or expenses as our investors.

Stockholder transaction expenses (as a percentage of offering price):
Sales load	0.00	%(1)
Offering expenses	0.00	%(2)
Dividend reinvestment plan expenses	0.00	%(3)
Total stockholder transaction expenses	0.00%

Estimated annual expenses (as a percentage of net assets attributable to common stock):
Base management fee	1.75	%(4)
Incentive fees payable under the Investment Advisory Agreement (12.5% of net investment income)	1.64	%(5)
Interest payments on borrowed funds	10.02	%(6)
Other expenses	0.56	%(7)
Total annual expenses (estimated)	13.97%

____________

(1)      Our Investment Advisor has agreed to pay the entire sales load (underwriting discounts and commissions) payable to the underwriters in connection with this offering. We are not obligated to repay any such sales load (underwriting discounts and commissions) paid by our Investment Advisor. See “Underwriting” for a more complete description of underwriting compensation.

(2)      Offering expenses are estimated to be approximately $1.5 million in connection with this offering. Our Investment Advisor has agreed to pay all such offering costs associated with this offering on our behalf. We are not obligated to repay any such offering costs paid by our Investment Advisor.

(3)      The expenses of the dividend reinvestment plan are included in “Other expenses” in the table above. For additional information, see “Dividend Reinvestment Plan.”

(4)      Effective upon completion of this initial public offering, our base management fee will be calculated on an annual rate of 1.75% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. Prior to the completion of this offering, the base management fee is 2.00% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters, but the Investment Advisor agreed to waive its right to receive the base management fee in excess of an annual rate of 1.75% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters. The Investment Advisor will not be permitted to recoup any base management fees waived for any period prior to the completion of this offering. See “Management Agreements — Investment Advisory Agreement.”

(5)      The amount above reflects the estimated incentive fee based on performance under the terms of the Advisory Agreement, effective upon the completion of this initial public offering. Following such time, the incentive fee payable to our Investment Advisor will be based on our performance and will not be paid unless we achieve certain goals. See “Management Agreements — Investment Advisory Agreement.”

(6)      Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of June 30, 2023. For the six months ended June 30, 2023, the weighted average effective interest rate for total outstanding debt was 6.30%. We may borrow additional funds from time to time to make investments based on our Investment Advisor’s assessment of market conditions and other factors at the time of any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act, but we have no intention of doing so in the twelve months following the date of this prospectus. See “Description of Capital Stock — Preferred Stock.”

(7)      “Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is estimated for the current fiscal year. See “Management Agreements — Administration Agreement.”

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed that our annual operating expenses remain at the levels set forth in the table above, except for the incentive fee, and that stockholders pay stockholder transaction expenses of 0.00% with respect to common stock sold by us in this offering.

	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return	$123	$343	$532	$896

While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. The incentive fee under the Advisory Agreement is not included in the example due to the uncertainty regarding whether or not the incentive fee would be payable given that it is dependent on the Company’s future performance. The example assumes reinvestment of all distributions at NAV. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, under certain circumstances, reinvestment of dividends and other distributions under our dividend reinvestment plan may occur at a price per share that differs from NAV. See “Dividend Reinvestment Plan” for additional information regarding our dividend reinvestment plan.

[4]
Financial Highlights [Abstract]
Senior Securities, Note [Text Block]

Information about our senior securities is shown in the following table as of the end of the fiscal quarter ended June 30, 2023 (unaudited) and the end of the fiscal year ended December 31, 2022, December 31, 2021 and December 31, 2020. The report of our independent registered public accounting firm, PricewaterhouseCoopers LLP, on the December 31, 2022, December 31, 2021 and December 31, 2020 figures within the senior securities table is attached as an exhibit to the registration statement of which this prospectus is a part.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STOCK

The following description of our capital stock is based on relevant portions of the MGCL and on the Company’s Articles of Amendment and Restatement (as amended or supplemented from time to time, the “charter”) and the Company’s bylaws (the “bylaws”). This summary is not necessarily complete, and we refer you to the MGCL and our charter and bylaws, forms of which are incorporated by reference as an exhibit to the registration statement of which this prospectus is a part, for a more detailed description of the provisions summarized below.

Capital Stock

General.

Under the terms of our charter, our authorized stock consists of 450,000,000 shares of common stock, par value $0.001 per share, and 50,000,000 shares of preferred stock, par value $0.001 per share. There is currently no market for our common stock, and we can offer no assurances that a market for our shares of common stock will develop in the future. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our stockholders generally are not personally liable for our debts or obligations.

Under our charter the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock without obtaining stockholder approval. As permitted by the MGCL, our charter also provide that the Board, without any action by our stockholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.

The following are our outstanding classes of securities as of June 30, 2023:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by us or for Our Account	(4) Amount Outstanding Exclusive of Amounts Shown Under (3)
Common Stock	450,000,000	—	25,772,963
Preferred Stock	50,000,000	—	—

Common Stock

All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and non-assessable. Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of funds legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by the charter, federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Except as may otherwise be specified in our charter, each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that, subject to our bylaws, holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will not be able to elect any directors.

Preferred Stock

Our charter authorizes our Board to classify and reclassify any unissued shares of capital stock into classes or series of preferred stock. Prior to issuance of shares of each class or series of preferred stock, the Board is required by Maryland law and by our charter, to set the preferences, conversion and other rights, voting powers (including exclusive voting rights), restrictions, limitations as to dividends or other distributions, qualifications, and terms and conditions of redemption thereof, for each class or series. The Board could authorize the issuance of shares of preferred stock with terms and conditions that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. However, any issuance of preferred stock will be required to comply with the requirements of the 1940 Act. The 1940 Act requires that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 66.7% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two years or more. Some matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. For example, holders of preferred stock would be entitled to vote separately from the holders of common stock on a proposal to cease operations as a BDC. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. The Company does not currently intend to issue preferred stock.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	1900 Shawnee Mission Parkway
Entity Address, Address Line Two	Suite 315
Entity Address, City or Town	Mission Woods
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66205
Contact Personnel Name	Christopher D. Long
Securities [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	securities
Security Dividends [Text Block]	Distributions may be paid to the holders of our common stock if, as and when authorized by our Board and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]	Except as may otherwise be specified in our charter, each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that, subject to our bylaws, holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will not be able to elect any directors.
Security Preemptive and Other Rights [Text Block]	Shares of our common stock have no preemptive, exchange, conversion or redemption rights and are freely transferable, except when their transfer is restricted by the charter, federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.

[1]	Our Investment Advisor has agreed to pay the entire sales load (underwriting discounts and commissions) payable to the underwriters in connection with this offering. We are not obligated to repay any such sales load (underwriting discounts and commissions) paid by our Investment Advisor. See “Underwriting” for a more complete description of underwriting compensation.
[2]	Effective upon completion of this initial public offering, our base management fee will be calculated on an annual rate of 1.75% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters. For purposes of this table, we have assumed that we maintain no cash or cash equivalents. Prior to the completion of this offering, the base management fee is 2.00% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters, but the Investment Advisor agreed to waive its right to receive the base management fee in excess of an annual rate of 1.75% of the average value of the weighted average total net assets at the end of each of our two most recently completed calendar quarters. The Investment Advisor will not be permitted to recoup any base management fees waived for any period prior to the completion of this offering. See “Management Agreements — Investment Advisory Agreement.”
[3]	Interest payments on borrowed funds represents an estimate of our annualized interest expense based on our total borrowings as of June 30, 2023. For the six months ended June 30, 2023, the weighted average effective interest rate for total outstanding debt was 6.30%. We may borrow additional funds from time to time to make investments based on our Investment Advisor’s assessment of market conditions and other factors at the time of any proposed borrowing. We may also issue preferred stock, subject to our compliance with applicable requirements under the 1940 Act, but we have no intention of doing so in the twelve months following the date of this prospectus. See “Description of Capital Stock — Preferred Stock.”
[4]	The amount above reflects the estimated incentive fee based on performance under the terms of the Advisory Agreement, effective upon the completion of this initial public offering. Following such time, the incentive fee payable to our Investment Advisor will be based on our performance and will not be paid unless we achieve certain goals. See “Management Agreements — Investment Advisory Agreement.”
[5]	“Other expenses” includes estimated overhead expenses, including payments under the Administration Agreement with our Administrator, and is estimated for the current fiscal year. See “Management Agreements — Administration Agreement.”